Marketable Securities	12 Months Ended
Dec. 31, 2022
Marketable Securities [Abstract]
Marketable Securities

3. Marketable Securities

Marketable securities held by the Company are classified as available-for-sale debt securities pursuant to ASC 320, Investments – Debt and Equity Securities, and carried at fair value in the accompanying consolidated balance sheets on a settlement date basis.

The following tables summarize the gross unrealized gains and losses of the Company’s marketable securities as of December 31, 2022 and 2021 (in thousands):

December 31, 2022	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury securities	$107,973	$13	$(115)	$107,871
Federal agency securities	172,214	39	(209)	172,044
Total financial assets	$280,187	$52	$(324)	$279,915

December 31, 2021	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury securities	$49,202	$—	$(8)	$49,194

No available-for-sale marketable securities held as of December 31, 2022 or 2021 had remaining maturities greater than twelve months.